AMOUNTS RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF AMOUNTS RECEIVABLE
	September 30, 2023	December 31, 2022
Trades receivable	$118,794	$136,274
Income tax advances	17,773	90,528
Due from shareholders	743	1,002
	$137,310	$227,804